Expense Example - REX Defensive Autocallable Income ETF [Member]	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 206